TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE

14.	TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of allowances for doubtful accounts. The provision for doubtful debts was $nil for both the years ended December 31, 2015 and 2014, respectively.